Income Tax Benefit/Expense - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax benefit	$ 9,112,000	$ 6,695,000	$ 18,841,000	$ 31,155,000	$ 33,879,000	$ (14,767,000)	$ 26,213,000
Depreciation and amortization	35,882,000	29,779,000	97,674,000	85,357,000	113,017,000	112,136,000	115,030,000
Decrease in valuation allowance					1,700,000
Non-cash pretax impairment charge relating to AADU rigs in Alaska						170,000,000
Increased valuation allowance						2,500,000
Increase in tax expense							14,500,000
Net of anticipated tax benefits							6,800,000
Approximated tax amount							6,500,000
Approximated interest amount							4,800,000
Approximated amount of penalties							3,200,000
Increase in tax expense from subsidiary settlement							1,200,000
Tax							600,000
Interest							100,000
Penalties							500,000
Liability for unrecognized tax benefits	10,500,000	12,000,000	10,500,000	12,000,000	(10,030,000)	(15,492,000)
Unrecognized tax benefits	3,800,000	5,200,000	3,800,000	5,200,000	3,200,000
Accrued interest and penalties related to uncertain tax positions					7,000,000	8,400,000
Increase of interest					200,000
Increase of penalties					1,100,000
Proceeds from income tax refunds			22,400,000
Interest from income tax refunds			2,200,000
Rig [Member]
Income Tax Disclosure [Line Items]
Depreciation and amortization					7,700,000
Us Federal Internal Revenue Service Examination [Member]
Income Tax Disclosure [Line Items]
Income tax benefit					1,700,000
Federal And State Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Income tax benefit						$ 60,900,000